Vessels, Net - Schedule of Vessels, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Vessel Cost
Beginning balance	$ 1,551,605	$ 1,438,790
Transfer from Advances for vessels	148,368	192,819
Vessels sales	(61,734)	(46,330)
Transfer to Assets held for sale		(33,674)
Ending balance	1,638,239	1,551,605
Accumulated Depreciation
Beginning balance	(460,087)	(437,670)
Vessels sales	24,301	21,846
Transfer to Assets held for sale		9,866
Depreciation	(58,135)	(54,129)
Ending balance	(493,921)	(460,087)
Net Book Value
Beginning balance	1,091,518	1,001,120
Transfer from Advances for vessels	148,368	192,819
Vessels sales	(37,433)	(24,484)
Transfer to Assets held for sale		(23,808)
Depreciation	(58,135)	(54,129)
Ending balance	$ 1,144,318	$ 1,091,518